Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest income
Interest income from financial assets measured at amortized cost	¥ 13,184	¥ 15,183	¥ 8,850
Interest income from financial assets measured at fair value through P&L	291	3,062	2,442
Interest income from financial assets measured at fair value through OCI	3,404	1,394	0
Interest income on sublease	0	0	1
Total interest income	16,878	19,638	11,293
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	1	1	0
Dividend income from financial assets measured at fair value through OCI and held at end of the period	345	344	335
Total dividend income	345	345	335
Other	13,235	6,784	1,875
Total	211,177	46,549	52,093
Finance Expenses:
Interest expense on financial debt	123,758	112,800	98,710
Interest expense on lease liabilities	24,366	24,511	20,826
Total interest expense	148,123	137,311	119,535
Loss on foreign currency exchange, net	171,254	7,213	44,665
Hyperinflation effect expense	8,755	10,565	18,160
Other	25,764	49,665	34,096
Total	357,572	210,065	219,850
Non-current assets held for sale
Finance Expenses:
Impairment loss recognised in profit or loss		18,885
Foreign currency exchange
Dividend income
Gains on derivatives	179,648	7,999	31,053
Virtual power purchase agreement
Dividend income
Gains on derivatives	1,071	4,959	3,393
Finance Expenses:
Loss on derivatives – Virtual power purchase agreement	3,675	5,311	3,393
Interest rate swaps
Dividend income
Gains on derivatives	0	2,968	0
Cross currency interest rate swaps
Dividend income
Gains on derivatives	¥ 0	¥ 3,856	¥ 4,144